Taxation - Summary of tax relating to components of other comprehensive income or loss (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income That Will Be Reclassified To Profit Or Loss [Abstract]
Deferred tax charge included in other comprehensive income	$ 325,000,000	$ 153,000,000	$ 33,000,000
Current tax charge included in other comprehensive income	$ 0	$ 0	$ 0